Intangible Assets, Net (Details) - Schedule of estimated future amortization expense - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of estimated future amortization expense [Abstract]
2021	$ 155,202
2022	155,202
2023	155,202
2024	155,202
2025	155,202
2026 and Thereafter	5,629,050
Estimated future amortization expense	$ 6,405,059	$ 6,145,179